CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥) shares	Jul. 31, 2020 $ / shares	Sep. 30, 2019 $ / shares
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Repurchase of ordinary shares (in shares)		1,096,312	1,096,312	5,471,718	1,207,465
Repurchase of ordinary shares | ¥	[1]	¥ 56,058		¥ 417,149	¥ 114,554
Approved and declared cash dividend | $ / shares						$ 0.12	$ 0.10
Cash dividends distributed		¥ 184,238	$ 26,000
Cancellation of treasury stock (in shares)		569,732	569,732	6,679,183
Number of treasury stock		526,580	526,580

[1]	Note*: The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended August 31, 2018, 2019 and 2020, the Group repurchased a total of 1,207,465 , 5,471,718 and 1,096,312 shares from the market for a cash consideration of RMB 114,554, RMB 417,149 and RMB 56,058, respectively. Total of 6,679,183 and 569,732 shares have been cancelled by the Group during the years ended August 31, 2019 and 2020, respectively. As of August 31, 2020, the number of treasury stock is 526,580.